STOCKHOLDERS EQUITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
STOCKHOLDERS EQUITY
Capital stock	$ 1,012,492	$ 1,012,492
Net Loss for the year	(8,154,348)	(7,061,973)
Change in Loss of the year	(1,828,575)
Equity valuations adjustments (CTA)	348,788	1,176,275
Change in Equity valuations adjustments (CTA)	(77,367)
Total stockholders' equity	(6,793,068)	$ (4,873,206)	$ (4,737,033)
Change in Total stockholders' equity	$ (1,905,943)